COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Nov. 17, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	¥ 105,193	¥ 297,822	$ 133,328	¥ 925,702	¥ 403,015	¥ 481,957
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization			4,662	32,370	11,880	10,179
Loss/(gain) on sale of equipment			(30)	(206)	(147)	1
Fair value change of derivatives			(8,564)	(59,460)	13,891	10
Realized gain on sale of available-for-sale investments			(1,541)	(10,695)	(8,190)	(2,865)
Deferred taxes			(7,251)	(50,347)	(1,988)	294
Share-based compensation			23,594	163,813	30,983	6,954
Imputed interest					(55)	182
Gain from disposal of subsidiaries			(98)	(677)
Changes in operating assets and liabilities, net of acquisition:
(Increase)/decrease in deposits with clearing organizations			(3,731)	(25,903)	17,314	(109,699)
Increase in other assets arising from operating activities			(1,211)	(8,411)	(21,228)	(24,788)
Decrease in amount due from related parties					1,800	1,181
Decrease in accounts payable			(225)	(1,562)	(19,511)	(7,429)
Increase in accrued employee benefits			12,308	85,451	27,973	28,489
Increase/(decrease) in other liabilities arising from operating activities			(20,294)	(140,903)	(21,726)	33,924
Decrease in amount due to related parties						(7,683)
Increase/(decrease) in income taxes payable			17,523	121,664	(3,197)	20,801
Net cash provided by operating activities			148,470	1,030,836	430,814	431,508
Cash flows from investing activities:
Proceeds from sale of equipment			212	1,469	2,183	210
Cash paid for purchase of equipment and leasehold improvements			(3,671)	(25,488)	(8,579)	(13,281)
Cash paid for purchase of available-for-sale investments			(1,242,287)	(8,625,200)	(4,862,180)	(2,218,000)
Cash received from sale of available-for-sale investments			1,224,489	8,501,625	5,148,700	1,896,865
Cash received from repayment of loans to third parties						13,000
Issuance of loans to related parties					(40,000)	(28,000)
Cash received from repayment of loans to related parties					47,000	21,535
Payment for reorganization					(107,260)
Payment for acquisition of subsidiaries, net of cash acquired			(17,199)	(119,413)
Cash received from disposal of subsidiaries			78	541
Net cash provided by/(used in) investing activities			(38,378)	(266,466)	179,864	(327,671)
Cash flows from financing activities:
Cash acquired from acquisition					6
Proceeds from capital contribution					254,298	16,000
Proceeds from issuance of ordinary shares			95,084	660,166	65
Proceeds from borrowings from related parties					118,880
Repayment of borrowings from related parties			(17,122)	(118,880)		(32,100)
Repayment of borrowings from third parties						(13,398)
Dividends paid			(18,274)	(126,876)	(705,000)	(100,000)
Net cash (used in)/provided by financing activities			59,688	414,410	(331,751)	(129,498)
Net increase/(decrease) in cash			169,780	1,178,780	278,927	(25,661)
Cash - beginning of year		¥ 83,534	52,205	362,461	83,534	109,195
Cash - end of year	¥ 362,461		221,985	1,541,241	362,461	83,534
Supplemental disclosure of cash flow information
Cash paid for income taxes			$ 7,794	¥ 54,113	¥ 87,949	¥ 16,295